Debt - Interest Rates and Fees (Details)			9 Months Ended	12 Months Ended
	Jan. 29, 2021	Dec. 29, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Senior Facilities
Debt Instrument [Line Items]
Commitment fee (as a percent)	0.50%			0.50%
Borrowing interest rate			9.25%	8.25%	9.05%
ABR Borrowings
Debt Instrument [Line Items]
Borrowing interest rate	6.25%			6.25%
Eurocurrency Borrowings
Debt Instrument [Line Items]
Borrowing interest rate	7.25%			7.25%
Federal funds rate | Senior Facilities
Debt Instrument [Line Items]
Spread on variable rate	0.50%			0.50%
Federal funds rate | Alternate base rate loans
Debt Instrument [Line Items]
Spread on variable rate		1.00%		1.00%
LIBOR
Debt Instrument [Line Items]
Spread on variable rate	1.00%			1.00%
LIBOR | Senior Facilities
Debt Instrument [Line Items]
Interst rate, floor	1.00%			1.00%
LIBOR | Alternate base rate loans
Debt Instrument [Line Items]
Spread on variable rate		1.00%		1.00%
LIBOR | LIBOR loans
Debt Instrument [Line Items]
Commitment fee (as a percent)		0.50%		0.50%